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                               February 28, 1997

VIA EDGAR
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Securities and Exchange Commssion
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

RE:  Schwab Capital Trust (File No. 33-62470 and 811-7704)

Ladies and Gentlemen:

     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registant certifies that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 15 filed on February 26, 1997 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 15 was filed electronically.

Sincerely,

SCHWAB CAPITAL TRUST
Registrant

By: /s/ Alan G. Priest
    --------------------------------
    Alan G. Priest, Attorney-in-Fact pursuant
    to Powers of Attorney filed previously

cc:  Tina Perrino, Esq.
     David H. Lui, Esq.
     Sandra Herrera
     Martin E. Lybecker, Esq.